Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense
Current tax on profit for the year	¥ 0	¥ 18,033	¥ 15,550
Deferred income tax expenses	0	0	0
Income tax expense	¥ 0	¥ 18,033	¥ 15,550